Cover Page	Jun. 12, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001799208
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 12, 2024
Entity Registrant Name	Dun & Bradstreet Holdings, Inc.
Entity File Number	1-39361
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2008699
Entity Address, Address Line One	5335 Gate Parkway
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32256
City Area Code	904
Local Phone Number	648-8006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	DNB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false